CONVERTIBLE NOTES (Summary of Notes and Related Discount) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 14, 2011
Notes Payable [Line Items]
Face value of Convertible Notes payable through maturity	$ 2,028,100	$ 1,926,250
Convertible notes, net of unamortized discount	1,893,804	641,886
Notes Due 2012 [Member]
Notes Payable [Line Items]
Less unamortized discount			(251,250)
Convertible notes, net of unamortized discount	1,805,500	641,886
Notes Due 2013 [Member]
Notes Payable [Line Items]
Convertible notes, net of unamortized discount	88,304
Discount On Loan [Member]
Notes Payable [Line Items]
Less unamortized discount	(63,787)	(245,582)
Discount Related to BCF [Member]
Notes Payable [Line Items]
Less unamortized discount	$ (70,509)	$ (1,038,782)